Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%
MSCI EAFE Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	(2.45%)	3.67%	4.09%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.62%)	2.51%	3.26%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.61%)	2.73%	3.18%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.76%	4.13%	4.08%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.25%	4.64%	4.45%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.76%	5.17%	4.97%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	3.86%	5.25%	5.05%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	3.94%	5.35%	5.15%